June 26, 2020

Elena Stojic, Attorney Adviser
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Exchange-Traded Funds, Inc. (“Registrant”)
    consisting of the following series and classes:

  T. Rowe Price Blue Chip Growth ETF

T. Rowe Price Dividend Growth ETF

T. Rowe Price Equity Income ETF

T. Rowe Price Growth Stock ETF

     File Nos. 333-235450; 811-23494

Dear Ms. Stojic:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There were no changes to the prospectuses and Statement of Additional Information (“SAI”) that were filed under N-1A/A on June 15, 2020.

The Funds’ prospectuses and SAI were declared effective on June 23, 2020.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Seba Kurian at 410-577-4847.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman